PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
PLANT EQUIPMENT AND MINING PROPERTIES (Details)
Assets Under Construction	$ 6,798,000	$ 6,348,000
Property Plant Equipment, Net Carrying Amount	$ 2,321	$ 1,306